Note 12 - Intangible Assets - Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Goodwill	$ 22,387	$ 22,622	$ 24,482	$ 30,393
Other intangible assets	9,375	9,744	11,920	15,927
Total	$ 31,762	$ 32,366	$ 36,402	$ 46,320